Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
30-59 Days past due		$ 2,060
60-89 Days past due		993
Greater than 90 days past due		1,969
Total past due		5,022
Current		133,062
Gross loans	165,339	138,084
Recorded investment > 90 days and accruing		26
Commercial Real Estate Construction [Member]
Greater than 90 days past due		173
Total past due		173
Gross loans		173
Commercial Real Estate Other [Member]
60-89 Days past due		521
Greater than 90 days past due		1,441
Total past due		1,962
Current		49,764
Gross loans		51,726
Commercial Non Real Estate [Member]
30-59 Days past due		33
60-89 Days past due		20
Total past due		53
Current		12,398
Gross loans	19,000	12,451
Consumer Real Estate [Member]
30-59 Days past due		54
60-89 Days past due		55
Total past due		109
Current		8,621
Gross loans	9,502	8,730
Consumer Other [Member]
60-89 Days past due		4
Greater than 90 days past due		2
Total past due		6
Current		1,159
Gross loans	1,403	1,165
Recorded investment > 90 days and accruing		2
One-to-Four Family Residential Real Estate [Member]
30-59 Days past due		1,973
60-89 Days past due		393
Greater than 90 days past due		353
Total past due		2,719
Current		61,120
Gross loans	71,828	63,839
Recorded investment > 90 days and accruing		24
Orginated Loans and Leases [Member]
30-59 Days past due	1,604
60-89 Days past due	945
Greater than 90 days past due	396
Total past due	2,945
Current	133,252
Gross loans	136,197
Recorded investment > 90 days and accruing	90
Orginated Loans and Leases [Member] | Commercial Real Estate Construction [Member]
Current	1,443
Gross loans	1,443
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member]
30-59 Days past due	10
60-89 Days past due	195
Greater than 90 days past due
Total past due	205
Current	46,103
Gross loans	46,308
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member]
Current	14,544
Gross loans	14,544
Orginated Loans and Leases [Member] | Consumer Real Estate [Member]
30-59 Days past due	107
60-89 Days past due	4
Greater than 90 days past due	7
Total past due	118
Current	7,684
Gross loans	7,802
Orginated Loans and Leases [Member] | Consumer Other [Member]
30-59 Days past due	3
Greater than 90 days past due	3
Total past due	6
Current	1,152
Gross loans	1,158
Recorded investment > 90 days and accruing	3
Orginated Loans and Leases [Member] | One-to-Four Family Residential Real Estate [Member]
30-59 Days past due	1,484
60-89 Days past due	746
Greater than 90 days past due	386
Total past due	2,616
Current	62,326
Gross loans	64,942
Recorded investment > 90 days and accruing	87
Acquired Loans [Member]
30-59 Days past due	395
60-89 Days past due	224
Greater than 90 days past due	658
Total past due	1,277
Current	27,865
Gross loans	29,142
Recorded investment > 90 days and accruing	225
Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Other [Member]
30-59 Days past due	125
60-89 Days past due	128
Greater than 90 days past due	93
Total past due	346
Current	15,604
Gross loans	15,950
Acquired Loans [Member] | Commercial Non Real Estate [Member]
60-89 Days past due	40
Greater than 90 days past due	104
Total past due	144
Current	4,217
Gross loans	4,361
Acquired Loans [Member] | Consumer Real Estate [Member]
30-59 Days past due	123
Total past due	123
Current	1,609
Gross loans	1,732
Acquired Loans [Member] | Consumer Other [Member]
Current	213
Gross loans	213
Acquired Loans [Member] | One-to-Four Family Residential Real Estate [Member]
30-59 Days past due	147
60-89 Days past due	56
Greater than 90 days past due	461
Total past due	664
Current	6,222
Gross loans	6,886
Recorded investment > 90 days and accruing	$ 225